Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, net of related tax benefits	$ 7,396	$ 7,262	$ 5,874
Stock-based compensation related tax benefits	$ 4,533	$ 4,451	$ 3,600